Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2022
Personnel Expenses [Abstract]
Disclosure of movements in the number of share options	The changes in the number of share-based awards (options, RSUs and PSUs) outstanding during the six month period ended June 30, 2022, is as follows:

Share options / PSU/ RSU movements	Total numbers	Weighted average exercise price (CHF)	Options (numbers)	Weighted average exercise price (CHF)	PSU / RSU (numbers)	Weighted average exercise price (CHF)

Balance outstanding at January 1, 2022	962,022	2.35	318,902	6.87	643,120	0.10

Granted	321,366	0.10	—	—	321,366	0.10
(Performance adjustment)[1]	—	0.10	—	—		0.10
(Forfeited)[2]	(11,228)	0.10	—	—	(11,228)	0.10
(Expired)	—	—	—	—	—	—
(Exercised options), vested PSU / RSU	(209,675)	1.18	(32,977)	6.94	(176,698)	0.10

Balance outstanding at June 30, 2022	1,062,485	1.92	285,925	6.87	776,560	0.10
[1]Performance adjustments indicate forfeitures due to non-market performance conditions not achieved
[2]Forfeited due to service conditions not fulfilled